Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Mortgage-backed securities at fair value, pledged to creditors	$ 863,802	$ 322,473
Mortgage loans acquired for sale at fair value, pledged to creditors	1,653,748	1,268,455
Mortgage loans at fair value, pledged to creditors	1,712,190	2,201,513
Derivative assets, pledged to creditors	9,078
Real estate pledged to creditors	215,713	283,343
Mortgage servicing rights at fair value	64,136	$ 66,584
Deposits securing credit risk transfer agreements, pledged to creditors	$ 414,610
Common shares, authorized	500,000,000	500,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, issued	66,697,286	73,767,435
Common shares, outstanding	66,697,286	73,767,435
Real Estate Acquired in Satisfaction of Debt [Member]
Real estate pledged to creditors	$ 215,713	$ 283,343